INVESTMENT AND OTHER REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue [abstract]
Investment income	$ 16	$ 48	$ 91	$ 428
Fee revenue	143	62	211	136
Dividend income	20	25	28	33
Interest income and other	32	23	70	47
Other	13	0	13	0
Investment and other revenue	$ 224	$ 158	$ 413	$ 644